S000005024 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	470 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 2500TM Value Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.73%	10.02%	9.72%	10.66%	[1]
Performance Inception Date				Nov. 06, 1986
Russell 2000® Value Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.59%	8.88%	9.27%	9.96%	[1]
Performance Inception Date				Nov. 06, 1986
S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%	11.24%	[1]
Performance Inception Date				Nov. 06, 1986
Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	14.15%	9.36%	9.51%	10.78%	[1]
Performance Inception Date				Nov. 06, 1986
Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.26%	7.54%	7.76%	9.23%	[1]
Performance Inception Date				Nov. 06, 1986
Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.41%	7.15%	7.37%	9.00%	[1]
Performance Inception Date				Nov. 06, 1986
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	14.49%	9.70%	9.84%	10.91%	[1]
Performance Inception Date				Nov. 06, 1986

[1]	The inception date for the Institutional Class shares is December 30, 2011. Performance information for the Institutional Class prior to that date reflects the actual performance of the Fund’s Investor Class (and uses the actual expenses of the Investor Class, for such period of time), without any adjustments.